Notes Related to the Consolidated Statements of Financial Position - Schedule of Change in Provision for Retirement Indemnities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
At the beginning of the period	€ 347	€ 214
At the end of the period	506	347	€ 214
Provision for retirement indemnities [member]
Disclosure Of Defined Benefit Plans [Line Items]
At the beginning of the period	347	214	163
Service costs	115	75	57
Financial costs	5	3	2
Actuarial gains and losses	38	55	(8)
At the end of the period	€ 506	€ 347	€ 214